Investment Risks - Allspring Government MoneyMarket Funds - 100% Treasury Money Market Fund	Jul. 31, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

Blockchain Risk
Prospectus [Line Items]
Risk [Text Block]
Blockchain Risk. Although the Fund does not currently employ blockchain technology or invest in crypto assets, the financial intermediaries through whom shareholders purchase and redeem Token Class shares intend to employ  blockchain technology to maintain a record of share ownership for their customers. A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable  and append-only manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded seeks to ensure that only valid and authorized transactions are permanently recorded on the blockchain in  collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions. Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks (including operational, information security, cyber-attacks and related risks) that could adversely affect the Fund, its shareholders and intermediaries through whom shareholders purchase and redeem shares of the Fund. The use of blockchain technology is relatively new and still evolving. The Fund, the Manager and/or its affiliates will not be responsible for any loss in connection with the use of blockchain technology by financial intermediaries. Shareholders should contact their financial intermediary about how they use blockchain technology and the associated risks.

Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Management Risk
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.